Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6776 - Premier InnovationsSM
HV-6777 - Hartford 403(b) Cornerstone Innovations
HV-6778 - Premier InnovationsSM (Series II)

Supplement dated January 23, 2026 to Prospectuses dated May 1, 2025

Effective February 1, 2026, Class R3 and Class R4 of the following funds in the above-referenced prospectuses, as applicable, will be closed to new investors:

•Thornburg International Equity Fund
•Thornburg Small/Mid Cap Core Fund
•Thornburg Small/Mid Cap Growth Fund

Accordingly, the subaccount in the above-referenced prospectuses, as applicable, will be closed to new investors effective February 1, 2026.

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-38